Nature of Operations	12 Months Ended
Oct. 31, 2024
Nature of Operations [Abstract]
Nature of Operations
NOTE 1: NATURE OF OPERATIONS
CORPORATE INFORMATION
The Toronto-Dominion Bank is a bank chartered under the Bank Act (Canada)
. The shareholders of a bank are not, as

shareholders, liable for any liability, act, or
default of the bank except as otherwise provided

under the
Bank Act (Canada)
. The Toronto-Dominion Bank and its subsidiaries are collectively known as

TD
Bank Group (“TD” or the “Bank”). The Bank

was formed through the amalgamation

on February 1, 1955,

of The Bank of Toronto (chartered in 1855) and The
Dominion Bank (chartered in 1869). The Bank

is incorporated and domiciled in Canada

with its registered and principal business

offices located at 66 Wellington
Street West, Toronto, Ontario. TD serves customers in four business segments operating in a number of locations in key

financial centres around the globe:
Canadian Personal and Commercial Banking,

U.S. Retail, Wealth Management and Insurance,

and Wholesale Banking.
BASIS OF PREPARATION
The accompanying Consolidated Financial

Statements and accounting principles

followed by the Bank have been prepared in

accordance with International
Financial Reporting Standards (IFRS), as issued

by the International Accounting Standards

Board (IASB), including the accounting

requirements of the Office of
the Superintendent of Financial Institutions

Canada (OSFI). The Consolidated Financial Statements

are presented in Canadian dollars, unless

otherwise indicated.
These Consolidated Financial Statements

were prepared using the accounting policies

as described in Note 2. Certain comparative

amounts have been revised
to conform with the presentation adopted in

the current period.
The preparation of the Consolidated Financial

Statements requires that management

make judgments, estimates, and assumptions

regarding the reported
amount of assets, liabilities, revenue and expenses,

and disclosure of contingent assets and

liabilities, as further described

in Note 3. Accordingly, actual results
may differ from estimated amounts as future

confirming events occur.
The accompanying Consolidated Financial Statements

of the Bank were approved and authorized

for issue by the Bank’s Board of Directors, in

accordance
with a recommendation of the Audit Committee,

on December 4, 2024.
The risk management policies and procedures

of the Bank are provided in the Management’s

Discussion and Analysis (MD&A).

The shaded sections of the
“Managing Risk” section of the 2024 MD&A,

relating to market, liquidity, and insurance risks, are an integral part of these Consolidated Financial Statements,

as
permitted by IFRS.